Note 3 - Going Concern (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Working Capital Surplus (Deficit)		$ (24,675)
Cash and Cash Equivalents, at Carrying Value, Ending Balance		4,412	$ 57	$ 24,081
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total		(14,773)	(11,129)	(13,372)
Net Cash Provided by (Used in) Operating Activities, Total		19,194	$ 716	$ 695
Contractual Obligation, Total		64,048
Debt Instrument, Unused Borrowing Capacity, Amount		60,200
Subsequent Event [Member]
Number of Vessels Sold	4
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 24,798
Proceeds from Equity Method Investment, Distribution	$ 19,696
Acquisition of Fleet [Member]
Contractual Obligation, Total		$ 64,048